Provision for lawsuits and administrative proceedings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 18,082,000	$ 16,469,000
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
[custom:LegalProceedingsProvision1-0]	980	470
Legal proceedings provision	980,000	470,000	$ 300,000	$ 209,000
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	14,913,000	15,995,000
[custom:EstimatedFinancialEffectOfContingentLiabilities2-0]	2,240,000
Tax Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:LegalProceedingsProvision1-0]	454,000	242,000
Legal proceedings provision	4,365,000	4,054,000
Social Security [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	$ 17,480,000	$ 16,440,000